Other Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

	December 31,
	2015	2016
	(in thousands)

Accrued mask, mold fees and other expenses for RD	$9,217	7,503
Payable for purchases of equipment	2,950	1,615
Accrued software maintenance	1,750	891
Accrued payroll and related expenses	7,780	6,958
Accrued professional service fee	1,066	923
Sales received in advance	3,655	1,193
Accrued warranty costs	227	48
Accrued insurance, welfare expenses, etc.	9,385	10,590
	$36,030	29,721

Schedule of Product Warranty Liability [Table Text Block]
The movement in accrued warranty costs for the years ended December 31, 2014, 2015 and 2016 is as follows:

	Balance at	Additions		Balance at
	beginning	charged to	Amounts	end of
Period	of year	expense	utilized	year
	(in thousands)

Year 2014	$121	355	(373)	103
Year 2015	$103	1,121	(997)	227
Year 2016	$227	11	(190)	48